COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 3,163,000	¥ 21,962,000	¥ 22,100,000	¥ 20,568,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2017	1,379,000				¥ 9,573,000
2018	33,000				229,000
Total	1,412,000				9,802,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 31,126,000				¥ 216,106,000